Transactions with parties in interest (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of transactions that qualify as party-in-interest transactions	The following summary of transactions qualify as party-in-interest transactions for the years ended December 31, 2025 and 2024.

	Aggregate cost of purchases		Aggregate proceeds from sales and distributions to participants
	2025	2024	2025	2024
JPMorgan Chase & Co. common stock	$867,187,255	$722,047,072	$1,388,284,986	$1,311,338,179
Funds managed or co-managed by JPMorgan Investment Management Inc.:
Core Bond Fund	90,942,399	87,921,295	72,552,743	55,874,504
Emerging Markets Debt Fund	24,159,513	21,171,215	18,364,539	14,741,055
Short-Term Fixed Income Fund	471,567,727	332,749,207	425,735,705	294,317,894
Small Cap Core Fund	31,986,303	69,793,432	117,421,104	111,574,233
Stable Value Fund	756,458,091	548,031,372	805,509,853	814,374,401